Derivative Assets (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)
	December 31, 2024	December 31, 2023
Opening balance	$41,506	$63,503
FX option premium	249	-
Unrealized loss on derivative assets (interest rate caps)	(15,933)	(16,625)
Unrealized loss on FX option	(246)	-
Fair value adjustment on derivative asset	(5,170)	(5,372)
Closing balance	$20,406	$41,506
Less: Current portion of derivative assets (interest rate caps)	(14,434)	(24,639)
Less: Current portion of FX option	(3)	-
Non-current portion of derivative assets (interest rate caps)	$5,969	$16,867